Securities and other financial assets, net (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Securities and other financial assets, net
Realized gain on sale of securities		$ 266	$ 194
Realized loss on sale of securities		(80)	0
Net gain on sale of securities at FVOCI	$ 0	$ 186	$ 194